UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tennenbaum Capital Partners, LLC
Address:     2951 28th Street, Suite 1000
             Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

      /s/ Paul L. Davis        Santa Monica, California         May 15, 2012
      -----------------        ------------------------       -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    4
Form 13F Information Table Value Total:    $33,968
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                             TITLE OF               VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         CLASS       CUSIP     (X$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------

DIALOGIC INC                 COM       25250T100      1,781    2,046,899  SH            SOLE              2,046,899
DORAL FINL CORP              COM NEW   25811P886      8,840    5,739,988  SH            SOLE              5,739,988
HAWAIIAN TELCOM HOLDCO INC   COM       420031106     12,485      724,159  SH            SOLE                724,159
ONLINE RES CORP              COM       68273G101     10,862    3,811,400  SH            SOLE              3,811,400